Financial and other non-current assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Deferred compensation plans assets	$ 468	$ 484
Prepaid post-employment benefit plans assets	137	133
Other non-current assets	290	201
Total other non-current assets	$ 895	$ 818